Provisions for Sundry Creditors (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Summary of Provisions for Sundry Creditors and Others
At December 31, 2024, 2023 and 2022, the provisions for sundry creditors and others is as follows:

	2024		2023	2022
Provision for plugging of wells (Note 12)	Ps.	115,514,750	61,117,106	66,699,388
Provision for trails in process (Note 26)	13,186,811		12,436,092	10,533,137
Provision for environmental costs	9,134,000		9,757,356	11,914,160
	Ps.	137,835,561	83,310,554	89,146,685

Summary of Allowance Account for Plugging of Wells, Trials in Progress and Environmental Costs
The following tables show the allowance account for plugging of wells, trials in progress and environmental costs:

	Plugging of wells
	2024		2023	2022
Balance at the beginning of the year	Ps.	61,117,106	66,699,388	70,144,756
Increase (decrease) capitalized in fixed assets	34,738,841		(920,616)	(3,573,843)
Unwinding of discount against income	9,126,600		4,638,600	4,647,200
Unrealized foreign exchange loss (gains)	12,013,300		(8,475,320)	(3,984,400)
Amount used	(1,481,097)		(824,946)	(534,325)
Balance at the end of the year	Ps.	115,514,750	61,117,106	66,699,388

	Trials in progress
	2024		2023	2022
Balance at the beginning of the year	Ps.	12,436,092	10,533,137	11,114,006
Additions against expenses	6,680,867		6,684,626	3,137,470
Provision cancellation	(6,115,426)		(4,901,474)	(3,704,499)
Amount used	185,278		119,803	(13,840)
Balance at the end of the year	Ps.	13,186,811	12,436,092	10,533,137

	Environmental costs
	2024		2023	2022
Balance at the beginning of the year	Ps.	9,757,356	11,914,160	11,138,904
Additions against expenses	1,654,921		487,036	1,711,108
Cancellation against expenses	(2,128,943)		(2,613,047)	(856,047)
Amount used	(149,334)		(30,793)	(79,805)
Balance at the end of the year	Ps.	9,134,000	9,757,356	11,914,160

Summary of provisions for plugging of wells
Moreover, the time of plugging depends on when the fields cease to have economically viable production rates, which, in turn, depends on the inherently uncertain future prices of oil and gas. Well plugging of works will be carried out as follows:

Year	Amount
2025	Ps.	1,162,352
2026	512,241
2027	788,302
2028	2,796,686
2029	5,338,195
More than five years	104,916,974
Total	Ps.	115,514,750